Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000091784
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Institutional
Trading Symbol	MAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Over the year ending August 31, 2025, the Fund's Institutional Class (MAIPX) returned 9.76%. Over the same period, the S&P 500 Index (S&P) returned 15.88%. The Fund’s targeted exposure of 45-55% to a diversified equity portfolio helped the Fund advance but trailed the S&P given our mandate of balancing equity appreciation with risk controls.

The second quarter of 2025 marked one of the largest volatility shifts and subsequent retracements. The unprecedented, tariff-induced volatility environment allowed the Fund to harvest elevated variance risk premium and above-average returns for that quarter. In the third quarter of 2025, the Fund then maintained its defensive positioning due to low implied volatility and continued concentration risks from technology-related stocks.

The Fund continued to operate with less volatility than the S&P. We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aids in its ability to provide diversifying exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index
08/31/15	$50,000	$50,000
11/30/15	$51,244	$53,033
02/29/16	$49,729	$49,540
05/31/16	$51,621	$54,059
08/31/16	$52,827	$56,276
11/30/16	$52,958	$57,307
02/28/17	$54,686	$61,912
05/31/17	$55,223	$63,503
08/31/17	$56,101	$65,412
11/30/17	$57,826	$70,415
02/28/18	$58,008	$72,500
05/31/18	$58,789	$72,637
08/31/18	$61,162	$78,274
11/30/18	$60,499	$74,833
02/28/19	$60,423	$75,893
05/31/19	$60,811	$75,384
08/31/19	$63,198	$80,560
11/30/19	$65,276	$86,889
02/29/20	$61,830	$82,110
05/31/20	$62,080	$85,062
08/31/20	$64,728	$98,233
11/30/20	$67,704	$102,056
02/28/21	$69,177	$107,803
05/31/21	$72,628	$119,358
08/31/21	$74,515	$128,848
11/30/21	$75,809	$130,551
02/28/22	$75,324	$125,471
05/31/22	$74,138	$119,000
08/31/22	$73,403	$114,381
11/30/22	$75,577	$118,528
02/28/23	$75,476	$115,820
05/31/23	$77,929	$122,477
08/31/23	$79,484	$132,619
11/30/23	$81,488	$134,931
02/29/24	$83,581	$151,091
05/31/24	$84,847	$156,999
08/31/24	$87,163	$168,605
11/30/24	$89,634	$180,661
02/28/25	$91,210	$178,901
05/31/25	$91,506	$178,230
08/31/25	$95,674	$195,379

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	9.76%	8.13%	6.70%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
AssetsNet	$ 218,004,516
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,456,541
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$218,004,516
# of Portfolio Holdings	82
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$1,456,541

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Written Options	(3.0)%
Materials	0.3%
Real Estate	0.6%
Utilities	1.2%
Energy	2.3%
Consumer Staples	2.9%
Industrials	3.5%
Health Care	5.2%
Consumer Discretionary	5.9%
Communication Services	6.8%
Financials	10.0%
Information Technology	24.4%
Money Market Fund	18.4%
U.S. Government & Agency Obligations	21.5%

Asset Class Weightings

(% total investments)

Common Stock	63.1%
U.S. Government & Agency Obligations	21.5%
Warrants	0.0%
Money Market Fund	18.4%
Written Options	(3.0)%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Microsoft Corp.	4.6%
Apple, Inc.	4.4%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Meta Platforms, Inc., Class A	2.5%
Oracle Corp.	2.4%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	2.3%
The Home Depot, Inc.	1.9%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

C000091785
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Investor
Trading Symbol	DIVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.45%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Over the year ending August 31, 2025, the Fund's Investor Class (DIVPX) returned 9.49%. Over the same period, the S&P 500 Index (S&P) returned 15.88%. The Fund’s targeted exposure of 45-55% to a diversified equity portfolio helped the Fund advance but trailed the S&P given our mandate of balancing equity appreciation with risk controls.

The second quarter of 2025 marked one of the largest volatility shifts and subsequent retracements. The unprecedented, tariff-induced volatility environment allowed the Fund to harvest elevated variance risk premium and above-average returns for that quarter. In the third quarter of 2025, the Fund then maintained its defensive positioning due to low implied volatility and continued concentration risks from technology-related stocks.

The Fund continued to operate with less volatility than the S&P. We believe the Fund’s ability to generate returns through non-directional investments (Interest, Dividends, Option Writing) aids in its ability to provide diversifying exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class	S&P 500® Index
08/31/15	$10,000	$10,000
11/30/15	$10,245	$10,607
02/29/16	$9,936	$9,908
05/31/16	$10,310	$10,812
08/31/16	$10,546	$11,255
11/30/16	$10,566	$11,461
02/28/17	$10,901	$12,382
05/31/17	$11,009	$12,701
08/31/17	$11,167	$13,082
11/30/17	$11,513	$14,083
02/28/18	$11,539	$14,500
05/31/18	$11,680	$14,527
08/31/18	$12,141	$15,655
11/30/18	$12,011	$14,967
02/28/19	$11,981	$15,179
05/31/19	$12,046	$15,077
08/31/19	$12,514	$16,112
11/30/19	$12,920	$17,378
02/29/20	$12,226	$16,422
05/31/20	$12,278	$17,012
08/31/20	$12,792	$19,647
11/30/20	$13,368	$20,411
02/28/21	$13,645	$21,561
05/31/21	$14,324	$23,872
08/31/21	$14,684	$25,770
11/30/21	$14,931	$26,110
02/28/22	$14,828	$25,094
05/31/22	$14,581	$23,800
08/31/22	$14,427	$22,876
11/30/22	$14,848	$23,706
02/28/23	$14,824	$23,164
05/31/23	$15,288	$24,495
08/31/23	$15,585	$26,524
11/30/23	$15,960	$26,986
02/29/24	$16,371	$30,218
05/31/24	$16,605	$31,400
08/31/24	$17,049	$33,721
11/30/24	$17,518	$36,132
02/28/25	$17,823	$35,780
05/31/25	$17,869	$35,646
08/31/25	$18,668	$39,076

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Class	9.49%	7.85%	6.44%
S&P 500® Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 218,004,516
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,456,541
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$218,004,516
# of Portfolio Holdings	82
Portfolio Turnover Rate	16%
Investment Advisory Fees (Net of fees waived)	$1,456,541

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Written Options	(3.0)%
Materials	0.3%
Real Estate	0.6%
Utilities	1.2%
Energy	2.3%
Consumer Staples	2.9%
Industrials	3.5%
Health Care	5.2%
Consumer Discretionary	5.9%
Communication Services	6.8%
Financials	10.0%
Information Technology	24.4%
Money Market Fund	18.4%
U.S. Government & Agency Obligations	21.5%

Asset Class Weightings

(% total investments)

Common Stock	63.1%
U.S. Government & Agency Obligations	21.5%
Warrants	0.0%
Money Market Fund	18.4%
Written Options	(3.0)%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Microsoft Corp.	4.6%
Apple, Inc.	4.4%
NVIDIA Corp.	3.9%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Meta Platforms, Inc., Class A	2.5%
Oracle Corp.	2.4%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	2.3%
The Home Depot, Inc.	1.9%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.